Average Annual Total Returns	Prospectus #1 Eaton Vance National Ultra-Short Municipal Income Fund Bloomberg Municipal Bond Index One Year	Prospectus #1 Eaton Vance National Ultra-Short Municipal Income Fund Bloomberg Municipal Bond Index Five Years	Prospectus #1 Eaton Vance National Ultra-Short Municipal Income Fund Bloomberg Municipal Bond Index Ten Years	Prospectus #1 Eaton Vance National Ultra-Short Municipal Income Fund Bloomberg 1 Year Municipal Bond Index One Year	Prospectus #1 Eaton Vance National Ultra-Short Municipal Income Fund Bloomberg 1 Year Municipal Bond Index Five Years	Prospectus #1 Eaton Vance National Ultra-Short Municipal Income Fund Bloomberg 1 Year Municipal Bond Index Ten Years	Prospectus #1 Eaton Vance National Ultra-Short Municipal Income Fund Advisers Class One Year	Prospectus #1 Eaton Vance National Ultra-Short Municipal Income Fund Advisers Class Five Years	Prospectus #1 Eaton Vance National Ultra-Short Municipal Income Fund Advisers Class Ten Years	Prospectus #1 Eaton Vance National Ultra-Short Municipal Income Fund Advisers Class Inception Date	Prospectus #1 Eaton Vance National Ultra-Short Municipal Income Fund Class A One Year	Prospectus #1 Eaton Vance National Ultra-Short Municipal Income Fund Class A Five Years	Prospectus #1 Eaton Vance National Ultra-Short Municipal Income Fund Class A Ten Years	Prospectus #1 Eaton Vance National Ultra-Short Municipal Income Fund Class A After Taxes on Distributions One Year	Prospectus #1 Eaton Vance National Ultra-Short Municipal Income Fund Class A After Taxes on Distributions Five Years	Prospectus #1 Eaton Vance National Ultra-Short Municipal Income Fund Class A After Taxes on Distributions Ten Years	Prospectus #1 Eaton Vance National Ultra-Short Municipal Income Fund Class A After Taxes on Distributions and Sales One Year	Prospectus #1 Eaton Vance National Ultra-Short Municipal Income Fund Class A After Taxes on Distributions and Sales Five Years	Prospectus #1 Eaton Vance National Ultra-Short Municipal Income Fund Class A After Taxes on Distributions and Sales Ten Years	Prospectus #1 Eaton Vance National Ultra-Short Municipal Income Fund Class I One Year	Prospectus #1 Eaton Vance National Ultra-Short Municipal Income Fund Class I Five Years	Prospectus #1 Eaton Vance National Ultra-Short Municipal Income Fund Class I Ten Years	Prospectus #2 Eaton Vance National Limited Maturity Municipal Income Fund Bloomberg Municipal Bond Index One Year	Prospectus #2 Eaton Vance National Limited Maturity Municipal Income Fund Bloomberg Municipal Bond Index Five Years	Prospectus #2 Eaton Vance National Limited Maturity Municipal Income Fund Bloomberg Municipal Bond Index Ten Years	Prospectus #2 Eaton Vance National Limited Maturity Municipal Income Fund Bloomberg Short-Intermediate 1-10 Year Municipal Bond Index One Year	Prospectus #2 Eaton Vance National Limited Maturity Municipal Income Fund Bloomberg Short-Intermediate 1-10 Year Municipal Bond Index Five Years	Prospectus #2 Eaton Vance National Limited Maturity Municipal Income Fund Bloomberg Short-Intermediate 1-10 Year Municipal Bond Index Ten Years	Prospectus #2 Eaton Vance National Limited Maturity Municipal Income Fund Class A One Year	Prospectus #2 Eaton Vance National Limited Maturity Municipal Income Fund Class A Five Years	Prospectus #2 Eaton Vance National Limited Maturity Municipal Income Fund Class A Ten Years	Prospectus #2 Eaton Vance National Limited Maturity Municipal Income Fund Class A After Taxes on Distributions One Year	Prospectus #2 Eaton Vance National Limited Maturity Municipal Income Fund Class A After Taxes on Distributions Five Years	Prospectus #2 Eaton Vance National Limited Maturity Municipal Income Fund Class A After Taxes on Distributions Ten Years	Prospectus #2 Eaton Vance National Limited Maturity Municipal Income Fund Class A After Taxes on Distributions and Sales One Year	Prospectus #2 Eaton Vance National Limited Maturity Municipal Income Fund Class A After Taxes on Distributions and Sales Five Years	Prospectus #2 Eaton Vance National Limited Maturity Municipal Income Fund Class A After Taxes on Distributions and Sales Ten Years	Prospectus #2 Eaton Vance National Limited Maturity Municipal Income Fund Class C One Year	Prospectus #2 Eaton Vance National Limited Maturity Municipal Income Fund Class C Five Years	Prospectus #2 Eaton Vance National Limited Maturity Municipal Income Fund Class C Ten Years	Prospectus #2 Eaton Vance National Limited Maturity Municipal Income Fund Class I One Year	Prospectus #2 Eaton Vance National Limited Maturity Municipal Income Fund Class I Five Years	Prospectus #2 Eaton Vance National Limited Maturity Municipal Income Fund Class I Ten Years	Prospectus #3 Eaton Vance New York Municipal Opportunities Fund Bloomberg Municipal Bond Index One Year	Prospectus #3 Eaton Vance New York Municipal Opportunities Fund Bloomberg Municipal Bond Index Five Years	Prospectus #3 Eaton Vance New York Municipal Opportunities Fund Bloomberg Municipal Bond Index Ten Years	Prospectus #3 Eaton Vance New York Municipal Opportunities Fund Bloomberg New York Municipal Bond Index One Year	Prospectus #3 Eaton Vance New York Municipal Opportunities Fund Bloomberg New York Municipal Bond Index Five Years	Prospectus #3 Eaton Vance New York Municipal Opportunities Fund Bloomberg New York Municipal Bond Index Ten Years	Prospectus #3 Eaton Vance New York Municipal Opportunities Fund Class A One Year	Prospectus #3 Eaton Vance New York Municipal Opportunities Fund Class A Five Years	Prospectus #3 Eaton Vance New York Municipal Opportunities Fund Class A Ten Years	Prospectus #3 Eaton Vance New York Municipal Opportunities Fund Class A After Taxes on Distributions One Year	Prospectus #3 Eaton Vance New York Municipal Opportunities Fund Class A After Taxes on Distributions Five Years	Prospectus #3 Eaton Vance New York Municipal Opportunities Fund Class A After Taxes on Distributions Ten Years	Prospectus #3 Eaton Vance New York Municipal Opportunities Fund Class A After Taxes on Distributions and Sales One Year	Prospectus #3 Eaton Vance New York Municipal Opportunities Fund Class A After Taxes on Distributions and Sales Five Years	Prospectus #3 Eaton Vance New York Municipal Opportunities Fund Class A After Taxes on Distributions and Sales Ten Years	Prospectus #3 Eaton Vance New York Municipal Opportunities Fund Class C One Year	Prospectus #3 Eaton Vance New York Municipal Opportunities Fund Class C Five Years	Prospectus #3 Eaton Vance New York Municipal Opportunities Fund Class C Ten Years	Prospectus #3 Eaton Vance New York Municipal Opportunities Fund Class I One Year	Prospectus #3 Eaton Vance New York Municipal Opportunities Fund Class I Five Years	Prospectus #3 Eaton Vance New York Municipal Opportunities Fund Class I Ten Years	Prospectus #4 Eaton Vance Short Duration Municipal Opportunities Fund Bloomberg Municipal Bond Index One Year	Prospectus #4 Eaton Vance Short Duration Municipal Opportunities Fund Bloomberg Municipal Bond Index Five Years	Prospectus #4 Eaton Vance Short Duration Municipal Opportunities Fund Bloomberg Municipal Bond Index Ten Years	Prospectus #4 Eaton Vance Short Duration Municipal Opportunities Fund Bloomberg Short-Intermediate 1-10 Year Municipal Bond Index One Year	Prospectus #4 Eaton Vance Short Duration Municipal Opportunities Fund Bloomberg Short-Intermediate 1-10 Year Municipal Bond Index Five Years	Prospectus #4 Eaton Vance Short Duration Municipal Opportunities Fund Bloomberg Short-Intermediate 1-10 Year Municipal Bond Index Ten Years	Prospectus #4 Eaton Vance Short Duration Municipal Opportunities Fund Class A One Year	Prospectus #4 Eaton Vance Short Duration Municipal Opportunities Fund Class A Five Years	Prospectus #4 Eaton Vance Short Duration Municipal Opportunities Fund Class A Ten Years	Prospectus #4 Eaton Vance Short Duration Municipal Opportunities Fund Class A After Taxes on Distributions One Year	Prospectus #4 Eaton Vance Short Duration Municipal Opportunities Fund Class A After Taxes on Distributions Five Years	Prospectus #4 Eaton Vance Short Duration Municipal Opportunities Fund Class A After Taxes on Distributions Ten Years	Prospectus #4 Eaton Vance Short Duration Municipal Opportunities Fund Class A After Taxes on Distributions and Sales One Year	Prospectus #4 Eaton Vance Short Duration Municipal Opportunities Fund Class A After Taxes on Distributions and Sales Five Years	Prospectus #4 Eaton Vance Short Duration Municipal Opportunities Fund Class A After Taxes on Distributions and Sales Ten Years	Prospectus #4 Eaton Vance Short Duration Municipal Opportunities Fund Class C One Year	Prospectus #4 Eaton Vance Short Duration Municipal Opportunities Fund Class C Five Years	Prospectus #4 Eaton Vance Short Duration Municipal Opportunities Fund Class C Ten Years	Prospectus #4 Eaton Vance Short Duration Municipal Opportunities Fund Class I One Year	Prospectus #4 Eaton Vance Short Duration Municipal Opportunities Fund Class I Five Years	Prospectus #4 Eaton Vance Short Duration Municipal Opportunities Fund Class I Ten Years
Total	6.40%	2.25%	3.03%	3.39%	1.34%	1.09%	3.38%	1.08%	0.89%	Nov. 20, 2020	0.99%	0.60%	0.65%	0.96%	0.59%	0.64%	1.78%	0.74%	0.72%	3.43%	1.24%	1.05%	6.40%	2.25%	3.03%	4.32%	1.82%	1.97%	0.68%	0.97%	1.77%	0.51%	0.90%	1.73%	1.44%	1.21%	1.92%	2.22%	0.89%	1.50%	4.20%	1.80%	2.26%	6.40%	2.25%	3.03%	7.32%	2.20%	2.93%	3.54%	1.34%	1.78%	3.49%	1.27%	1.72%	3.15%	1.48%	1.87%	5.23%	1.25%	1.50%	7.20%	2.18%	2.26%	6.40%	2.25%	3.03%	4.32%	1.82%	1.97%	0.94%	0.81%	1.84%	0.79%	0.73%	1.78%	1.52%	0.97%	1.86%	2.48%	0.71%	1.56%	4.45%	1.62%	2.34%